Stock-Based Compensation - Summary of Fair Value of Options Issued using Black-Scholes Option Pricing Model (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Weighted average exercise price (per share)	$ 3.57
Risk-free rate	3.70%
Expected life (in years)	5 years 7 months 6 days
Expected volatility rate	60.70%
Dividend yield rate		0.00%